Other Non-Interest Income (Tables)	12 Months Ended
Dec. 31, 2023
Noninterest Income, Other [Abstract]
Schedule of Other Non-Interest Income
Other non-interest income for the years ended December 31 follows:

	2023	2022	2021
	(In thousands)
Investment and insurance commissions	$3,456	$2,898	$2,603
ATM fees	1,683	1,216	1,133
Bank owned life insurance	474	360	567
Other	6,866	6,263	5,089
Total other non-interest income	$12,479	$10,737	$9,392